Results by business segment	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Results by business segment

Note 1 4 Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into four business segments: Personal & Commercial Banking, Wealth Management, Insurance and Capital Markets.

	For the three months ended January 31, 2024
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$4,216	$1,150	$–	$661	$305	$6,332
Non-interest income	1,578	3,387	363	2,290	(465)	7,153
Total revenue	5,794	4,537	363	2,951	(160)	13,485
Provision for credit losses	634	11	1	167	–	813
Non-interest expense	2,339	3,768	71	1,642	504	8,324
Income (loss) before income taxes	2,821	758	291	1,142	(664)	4,348
Income taxes (recoveries)	760	152	71	(12)	(205)	766
Net income	$2,061	$606	$220	$1,154	$(459)	$3,582
Non-interest expense includes:
Depreciation and amortization	$235	$311	$4	$124	$(2)	$672

	For the three months ended January 31, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3), (4)	Insurance	Capital Markets (1), (4)	Corporate Support (1), (3)	Total
Net interest income (2)	$4,007	$1,216	$–	$792	$187	$6,202
Non-interest income	1,534	3,344	154	2,354	(231)	7,155
Total revenue	5,541	4,560	154	3,146	(44)	13,357
Provision for credit losses	401	66	–	65	–	532
Non-interest expense	2,229	3,434	70	1,701	155	7,589
Income (loss) before income taxes	2,911	1,060	84	1,380	(199)	5,236
Income taxes (recoveries)	785	230	17	139	932	2,103
Net income	$2,126	$830	$67	$1,241	$(1,131)	$3,133
Non-interest expense includes:
Depreciation and amortization	$241	$301	$8	$127	$–	$677

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Amounts for the three months ended January 31, 2023 have been revised from those previously presented.
(4)
Effective the fourth quarter of 2023, we moved the Investor Services lending business from our Wealth Management segment to our Capital Markets segment. Therefore, comparative results for the three months ended January 31, 2023 have been revised from those previously presented.

Total assets and total liabilities by business segment

	As at January 31, 2024
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$640,193	$175,270	$26,956	$1,069,398	$62,588	$1,974,405
Total liabilities	640,114	174,043	26,904	1,069,685	(52,829)	1,857,917

	As at October 31, 2023 (Restated – Note 2)
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$636,046	$179,227	$24,130	$1,100,172	$66,956	$2,006,531
Total liabilities	635,952	177,389	24,895	1,099,893	(46,745)	1,891,384